Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other liabilities
Interest payable	¥ 14,641		¥ 8,750
Professional service fees payable	7,007		8,358
Payables to financial partners	5,713		5,662
Payables to non-performing assets disposal companies	5,627		4,899
Payable to business partner on behalf a third party	4,514		4,593
Deferred government grants	3,000		3,000
Payroll Payable	2,947		3,668
Deferred service fee	1,714		1,885
Contractual penalty payable	2,000
Investment consideration payable			2,574
Others	5,114		5,574
Total	¥ 52,277	$ 7,579	¥ 48,963